OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
SUPPLEMENTAL CASH FLOWS INFORMATION

Supplemental cash flows information related to leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	2,899	-
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	354	-

SCHEDULE OF COST FOR OPERATING LEASES

The components of lease cost for operating leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000

Operating lease cost	-	398	-
Short-term lease cost	1,357	1,168	4,581
Total lease cost	1,357	1,566	4,581